Note 19 - Stock Options and Nonvested Shares - Fair Value Assumptions (Details) - 2014 Stock Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted average risk free rate of return (Dimensionless number)	1.32%
Weighted average expected option life (in years) (Year)	6 years 313 days
Expected volatility rate (Dimensionless number)	77.81%
Minimum [Member]
Weighted average risk free rate of return (Dimensionless number)		1.39%
Weighted average expected option life (in years) (Year)		6 years 299 days
Expected volatility rate (Dimensionless number)		77.74%
Maximum [Member]
Weighted average risk free rate of return (Dimensionless number)		1.62%
Weighted average expected option life (in years) (Year)		6 years 317 days
Expected volatility rate (Dimensionless number)		79.37%